Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss	$ (7,044,320)	$ (11,215,589)	$ (17,505,765)	$ (9,383,397)
Adjustments to reconcile net loss to net cash (used) by operations:
Stock based compensation			1,412,283	1,896,074
Stock issued for services	200,592	1,145,472		248,011
Warrants issued for services rendered
Depreciation expense	829,137	1,171,638	1,769,621	872,834
Impairment of goodwill and other intangible assets			2,636,402
Impairment of fixed assets			258,114
Amortization of bond premium and realized loss on investments			52,096
Amortization of bond premium and realized loss on investments in debt securities	34,556	36,760
Amortization of operating lease - right-of-use asset	167,181	105,470
Amortization of debt discount	755,457			105,000
Bad debt expense	83,564	16,938	17,489	17,644
PPP loan forgiveness				(154,673)
Stock issued for services - related parties	488,697
(Increase) in:
Accounts Receivable	(643,005)	(575,119)	(688,425)	75,802
Inventory	(32,023)	(91,205)	(104,905)	(5,288)
Prepaids and other	(28,578)	(78,947)	(147,845)	(69,727)
Operating lease assets and liabilities			24,240
Deposits	(280)
Increase in:
Accounts payable and accrued expenses	(114,855)	472,581	677,114	462,900
Accounts payable and accrued expenses - related party	31,815			(371,940)
Operating lease liability	(167,605)	28,115
Net cash (used) in operating activities	(5,439,667)	(8,983,886)	(11,599,581)	(6,306,761)
Cash Flows Investing activities
Proceeds from sale of marketable debt securities	2,130,116	831,716
Maturity of debt securities			1,151,186
Acquisition of business		(321,250)	(321,250)
Acquisition of fixed assets			(3,258,417)	(1,998,151)
Acquisition of intangible assets				(19,204)
Purchase of debt securities				(3,367,953)
Purchase of fixed assets - net of refunds on prior purchases	19,498	(3,242,162)
Net cash (used) in investing activities	2,149,614	(2,731,696)	(2,428,481)	(5,385,308)
Cash Flow Financing activities
Proceeds from Initial Public Offering				28,750,000
Initial Public Offering expenses				(3,500,426)
Proceeds from line of credit		1,000,000	1,000,000
Proceeds from notes payable	250,000	2,187,122
Proceeds from stock issued for cash	25,308
Cash paid for direct offering costs	(25,308)
Repayments on line of credit	(1,000,000)
Repayments on notes payable	(680,110)
Proceeds from issuance of common stock				115,000
Proceeds from issuance of debt and loans			2,191,308	1,440,572
Proceeds from Related Party Notes Payable	3,321,100			1,550,000
Repayment of debt			(657,719)	(2,136,283)
Repayments on loan payable - related party	(262,500)	(455,209)		(1,848,399)
Net cash provided by financing activities	1,628,490	2,731,913	2,533,589	24,370,464
Net increase (decrease) in cash	(1,661,563)	(8,983,669)	(11,494,473)	12,678,395
Cash and cash equivalents - beginning of period	2,066,793	13,561,266	13,561,266	882,871
Cash and cash equivalents - end of period	405,230	4,577,597	2,066,793	13,561,266
Noncash investing and financing activities:
Debt discount	990,250			105,000
Issuance of acquisition, bonus, and settlement shares				2,250,000
Shares issued for technology				2,950,000
Supplemental disclosure of cash flow information
Cash paid for interest	73,262	64,666	101,075	455,791
Cash paid for income tax
Supplemental disclosure of non-cash investing and financing activities
Realized gains on sale of investments in debt securities - elimination of AOCL	44,590
Adjust note balance for actual borrowings	24,664
Next Charging LLC [Member]
Operating activities
Net loss	(366,008)	(8,238)	(13,715)	(13,634)
Adjustments to reconcile net loss to net cash (used) by operations:
Depreciation expense	5,555
Original Issue Discount Accretion	(118,689)
Imputed Interest – Related Party	23,333	1,296	1,732	840
Increase in:
Accounts payable and accrued expenses	18,445	2,200	2,632	840
Note receivable – related party	54,484	(1,165)	(1,556)	(1,556)
Net cash (used) in operating activities	(382,880)	(5,907)	(10,907)	(13,510)
Cash Flows Investing activities
Proceeds paid to related party	(1,375,000)
Vehicle purchase	(88,734)
Net cash (used) in investing activities	(1,463,734)
Cash Flow Financing activities
Proceeds from Related Party Notes Payable	2,900,000			25,850
Net cash provided by financing activities	2,900,000			25,850
Net increase (decrease) in cash	1,053,386	(5,907)	(10,907)	12,340
Cash and cash equivalents - beginning of period	1,457	12,364	12,364	24
Cash and cash equivalents - end of period	1,054,843	6,457	1,457	12,364
Supplemental disclosure of cash flow information
Cash paid for interest
Cash paid for income tax